Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2014-2017) (Parenthetical) (Detail) - Plan 2014-17 [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of plan	7 months	7 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of plan			7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of plan			19 months